Consolidated Condensed Statement of Financial Position - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 85,108	$ 311,810
Other financial assets	3,050,030	2,529,576
Trade receivables	3,344,995	1,831,724
Other current assets	2,341,220	1,652,936
Total current assets	8,821,353	6,326,046
Non-current assets
Property and equipment, net	10,720,637	9,600,526
Capital work-in-process	521,739	794,271
Intangible assets and goodwill, net	1,043,406	1,060,228
Intangible assets under development		11,051
Other non-current financial assets	285,509	275,049
Other non-current assets	9,346,297	8,714,907
Deferred tax assets		103,746
Total non-current assets	21,917,588	20,559,778
Total assets	30,738,941	26,885,824
Current Liabilities
Borrowings	4,759,545	3,889,131
Trade payables	8,651,307	6,802,780
Other financial liabilities	2,084,687	1,715,060
Employee benefits obligation	209	212
Other current liabilities	3,190,041	2,452,190
Current tax liability	328,246	399,174
Total current liabilities	19,014,035	15,258,547
Non-current liabilities
Borrowings		10,185
Other financial liabilities	291,862	321,749
Employee benefits obligations	87,048	72,456
Deferred tax liability	373,406	478,359
Total non-current liabilities	752,316	882,749
Total liabilities	19,766,351	16,141,296
Commitments and contingencies	8,894,024	8,911,022
EQUITY
Equity share capital	416,688	375,766
Other equity	7,803,687	7,830,284
Equity attributable to equity holders of the Company	8,220,375	8,206,050
Non-controlling interest	2,752,215	2,538,478
Total equity	10,972,590	10,744,528
Total liabilities and equity	$ 30,738,941	$ 26,885,824